SIGNIFICANT COMMITMENTS AND AGREEMENTS - Schedule of service concession arrangement (Details) - IDR (Rp) Rp in Billions	Jun. 22, 2017	Sep. 26, 2016	Dec. 31, 2017	Dec. 27, 2011
Service concession arrangement
Percentage of gross revenue to be contributed for united service organization development		1.25%
Trade Receivable for United Service Organization Program			Rp 115
Telkomsel
Service concession arrangement
Compensation receivable	Rp 217
Compensation received	Rp 83
All packages 1 to 13 service concession arrangement | Telkomsel
Service concession arrangement
Service concession arrangements amount				Rp 830
Desa pinter service concession arrangement | Telkomsel
Service concession arrangement
Service concession arrangements amount				Rp 261